Acquisitions (Details 1) (USD $)	Dec. 31, 2013	Feb. 26, 2013 Beam Charging LLC [Member]	Apr. 03, 2013 Car Charging Group Inc [Member]
Scheduel of fair value of intangible assets pending finalization of a third party valuation
Awarded government grants for installation of EV charging stations	$ 638,000		$ 285,261
Trademark	300,000		300,000
Provider agreements for locations awaiting charging station installation	3,062,541		(156,685)
Present value of EV charging stations to be acquired in October 2016	150,000		150,000
Fair value of intangible assets, gross	$ 4,150,541	$ 638,000	$ 891,946